Net result on derecognition of financial assets measured at amortised cost - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Net result on derecognition of financial assets measured at amortised cost	€ (5)	€ 0	€ 189
Financial assets at amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Net result on derecognition of financial assets measured at amortised cost			€ 186